Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Initial application
Schedule of disaggregated revenue with reportable segments

	Year ended December 31,
	SYSTEMS			SERVICES
	2020	2019	2018	2020	2019	2018

Primary geographical markets
EMEA	5,926	4,951	5,592	5,540	6,314	9,081
Asia Pacific	3,612	5,371	4,704	909	931	746
Americas	3,018	3,132	1,952	2,562	3,903	3,934
	12,556	13,454	12,248	9,011	11,148	13,761

Timing of revenue recognition
Products transferred at a point in time	11,366	12,332	11,188	9,011	11,148	13,761
Products and services transferred over time	1,190	1,122	1,060	--	--	--
Revenue from contracts with customers	12,556	13,454	12,248	9,011	11,148	13,761

Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2020	3,658	72	254	3,984
Depreciation charge of the year	(508)	(27)	(147)	(682)
Additions to the right-of-use assets	11	--	148	159
Derecognition of the right-of-use assets	(68)	--	--	(68)
FX	(201)	--	(1)	(201)
Balance at December 31, 2020	2,892	45	254	3,191

Schedule of impact on transition

Impact on adopting IFRS 16 at January 1, 2019
(€ in thousands)
Right-of-use assets presented in property plant and equipment	3,501
Lease liabilities as presented in financial liabilities	3,574

Schedule of operating lease commitment to lease liabilities

January 1, 2019
(€ in thousands)
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements	2,584
Discounted using the incremental borrowing rate at January 1, 2019	2,021
Finance lease liability recognized as at December 31, 2018	105
Recognition exemption for leases with less than 12 months of lease term at transition	(84)
Extension options reasonably certain to be exercised	1,532
Lease liabilities recognized at January 1, 2019	3,574

Schedule of exchange rates

Average exchange rates to Euro

December 31,	Average Rate
	USD	GBP	INR	CNY
2020	1.1422	0.8897	84.6392	7.8747
2019	1.1195	0.8778	78.8361	7.7355
2018	1.1810	0.8847	80.7332	7.8081

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2020	1.2271	0.8990	89.6605	8.0225
2019	1.1234	0.8508	80.1870	7.8205

Useful life of intangible assets

Software	3-5 years
Licenses	6-8 years

Useful life of property, plant and equipment

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years

Schedule of weighted average number of ordinary shares outstanding

	2020	2019
	(in thousands of shares)

Weighted-average number of ordinary shares at 31 December	4,836	4,836

Application of IFRS 16
Initial application
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2020	3,658	72	254	3,984
Balance at December 31, 2020	2,892	45	254	3,191